U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	40

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	41

(Check appropriate box or boxes)

STADION INVESTMENT TRUST
Exact Name of Registrant as Specified in Charter

1061 Cliff Dawson Road, Watkinsville, Georgia 30677
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 587-3400

Jennifer T. Welsh
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO  80203
(Name and Address of Agent for Service)

With copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101-2400

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b);
[ ]	on (date) pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 39 filed September 26, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Watkinsville, and State of Georgia on this 17th day of October 2014.

STADION INVESTMENT TRUST

By:	/s/ Judson P. Doherty
Judson P. Doherty, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Judson P. Doherty	October 17, 2014
President/Chief Executive Officer	Date

/s/ Duane A. Bernt	October 17, 2014
Treasurer/Chief Financial Officer	Date

Gregory L. Morris*	October 17, 2014
Chairman of the Board	Date

James M. Baker*	October 17, 2014
Trustee	Date

Norman A. Mc Lean*	October 17, 2014
Trustee	Date

Ronald C. Baum*	October 17, 2014
Trustee	Date

*By:	/s/ Jennifer T. Welsh	October 17, 2014
	Jennifer T. Welsh, Attorney-in-Fact	Date

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase